Loans from Third Parties (Details) - Schedule of Loans from Third Parties	Sep. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)
Schedule of Loans from Third Parties [Line Items]
Loans from third parties – current	$ 22,615	¥ 770,000	$ 108,245
Loans from third party – noncurrent			107,542
Total loans from third parties	$ 22,615		$ 215,787